UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-07732

                ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

             1345 Avenue of the Americas, New York, New York 10105
              (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                          1345 Avenue of the Americas
                            New York, New York 10105
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: March 31, 2007

                  Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Global High Income Fund *
Portfolio of Investments
December 31, 2006 (unaudited)

                                                      Principal
                                                         Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS - 85.7%
Argentina - 5.4%
Republic of Argentina
   Zero Coupon, 12/15/35 (a)                    US$           3   $          405
   5.59%, 8/03/12 (b)                                    16,017       15,110,672
   8.28%, 12/31/33 (c)                                   33,807       36,765,233
   Series V
   7.00%, 3/28/11                                         2,985        2,956,145
                                                                  --------------
                                                                      54,832,455
                                                                  --------------
Brazil - 15.2%
Republic of Brazil
   7.125%, 1/20/37 (c)                                   39,364       42,237,572
   8.00%, 1/15/18                                         9,038       10,054,775
   8.25%, 1/20/34                                        22,321       27,064,213
   8.875%, 10/14/19 - 4/15/24                            19,134       23,638,590
   12.50%, 1/05/16 - 1/05/22                    BRL      95,000       50,613,152
                                                                  --------------
                                                                     153,608,302
                                                                  --------------
Bulgaria - 0.4%
Republic of Bulgaria
   8.25%, 1/15/15 (d)                           US$       3,204        3,796,740
                                                                  --------------
Colombia - 2.4%
Republic of Colombia
   7.375%, 9/18/37                                        2,472        2,653,692
   8.125%, 5/21/24                                        1,000        1,155,000
   10.75%, 1/15/13                                        8,057        9,942,338
   11.75%, 2/25/20                                        7,495       10,830,275
                                                                  --------------
                                                                      24,581,305
                                                                  --------------
Costa Rica - 0.4%
Republic of Costa Rica
   8.05%, 1/31/13 (d)                                     1,888        2,078,688
   8.11%, 2/01/12 (d)                                     1,745        1,910,775
                                                                  --------------
                                                                       3,989,463
                                                                  --------------
Dominican Republic - 0.4%
Dominican Republic
   8.625%, 4/20/27 (d)                                    3,550        4,080,725
                                                                  --------------
El Salvador - 1.2%
Republic of El Salvador
   7.625%, 9/21/34 (d)                                    2,290        2,642,660
   7.65%, 6/15/35 (d)                                     4,536        5,137,020
   8.50%, 7/25/11 (d)                                     3,700        4,084,800
                                                                  --------------
                                                                      11,864,480
                                                                  --------------

Indonesia - 2.1%
Republic of Indonesia
   6.75%, 3/10/14 (d)                                     8,585        8,842,550
   6.875%, 3/09/17 (d)                                    3,954        4,211,010
   7.25%, 4/20/15 (d)                                     2,480        2,672,200
   7.50%, 1/15/16 (d)                                     1,400        1,540,000
   8.50%, 10/12/35 (d)                                    2,848        3,535,080
                                                                  --------------
                                                                      20,800,840
                                                                  --------------
Jamaica - 0.4%
Government of Jamaica
   9.25%, 10/17/25                                          948        1,052,280
   10.625%, 6/20/17                                       2,332        2,786,740
                                                                  --------------
                                                                       3,839,020
                                                                  --------------
Lebanon - 1.1%
Lebanese Republic
   7.875%, 5/20/11 (d)                                    2,475        2,394,562
   10.125%, 8/06/08 (d)                                   7,501        7,688,525
   11.625%, 5/11/16 (d)                                   1,114        1,281,100
                                                                  --------------
                                                                      11,364,187
                                                                  --------------
Malaysia - 1.7%
Malaysia
   7.50%, 7/15/11                                         6,560        7,138,481
   8.75%, 6/01/09                                         9,420       10,145,528
                                                                  --------------
                                                                      17,284,009
                                                                  --------------
Mexico - 13.5%
United Mexican States
   7.50%, 1/14/12                                         7,400        8,110,400
   8.125%, 12/30/19                                      36,157       44,183,854
   11.375%, 9/15/16                                      11,110       15,998,400
   Series A
   6.375%, 1/16/13                                        2,782        2,925,273
   6.75%, 9/27/34                                         6,200        6,696,000
   8.00%, 9/24/22                                        37,632       46,005,120
   9.875%, 2/01/10                                       11,800       13,334,000
                                                                  --------------
                                                                     137,253,047
                                                                  --------------
Panama - 2.9%
Republic of Panama
   6.70%, 1/26/36                                         2,728        2,843,940
   7.125%, 1/29/26                                        4,794        5,177,520
   7.25%, 3/15/15                                         2,709        2,932,493
   8.875%, 9/30/27                                        6,113        7,732,945
   9.375%, 7/23/12 - 4/01/29                              8,814       11,064,052
                                                                  --------------
                                                                      29,750,950
                                                                  --------------
Peru - 3.6%
Republic of Peru
   7.35%, 7/21/25 (c)                                     6,896        7,775,240
   8.375%, 5/03/16 (c)                                    8,591       10,201,812
   8.75%, 11/21/33 (c)                                   13,866       18,199,125
   9.875%, 2/06/15                                          128          162,240
                                                                  --------------
                                                                      36,338,417
                                                                  --------------

Philippines - 7.5%
Republic of Philippines
   7.75%, 1/14/31                                         6,378        7,239,030
   8.00%, 1/15/16                                           603          685,913
   8.25%, 1/15/14 (c)                                    12,842       14,495,407
   8.375%, 2/15/11                                          684          748,980
   8.875%, 3/17/15 (c)                                   17,505       20,594,633
   9.00%, 2/15/13                                         2,829        3,260,422
   9.50%, 10/21/24 - 2/02/30                              4,650        6,154,275
   9.875%, 1/15/19 (c)                                   14,521       18,949,905
   10.625%, 3/16/25                                       2,765        3,940,125
                                                                  --------------
                                                                      76,068,690
                                                                  --------------
Russia - 13.1%
Russian Federation
   5.00%, 3/31/30 (d)(e)                                 46,941       53,113,176
   11.00%, 7/24/18 (d)                                    4,340        6,282,150
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08                                        70,752       68,275,680
   Series VII
   3.00%, 5/14/11                                         5,870        5,305,306
                                                                  --------------
                                                                     132,976,312
                                                                  --------------
South Africa - 0.6%
Republic of South Africa
   7.375%, 4/25/12                                        5,505        5,917,875
                                                                  --------------
Turkey - 4.6%
Republic of Turkey
   6.875%, 3/17/36                                       18,028       17,261,810
   7.00%, 6/05/20 (c)                                    12,100       12,175,625
   7.375%, 2/05/25                                        9,102        9,329,550
   8.00%, 2/14/34                                           900          982,125
   11.00%, 1/14/13                                        5,500        6,737,500
                                                                  --------------
                                                                      46,486,610
                                                                  --------------
Ukraine - 1.9%
Government of Ukraine
   7.65%, 6/11/13 (d)                                    16,320       17,625,600
   11.00%, 3/15/07 (d)                                    1,872        1,889,651
                                                                  --------------
                                                                      19,515,251
                                                                  --------------
Uruguay - 2.1%
Republic of Uruguay
   7.625%, 3/21/36                                        1,500        1,650,000
   7.875%, 1/15/33 (f)                                    4,289        4,777,469
   8.00%, 11/18/22                                        9,287       10,540,265
   9.25%, 5/17/17                                         3,488        4,255,360
                                                                  --------------
                                                                      21,223,094
                                                                  --------------

Venezuela - 5.2%
Republic of Venezuela
   5.75%, 2/26/16                                         3,751        3,544,695
   6.00%, 12/09/20                                        1,377        1,283,586
   7.00%, 12/01/18 (d)                                    5,763        5,935,890
   8.50%, 10/08/14                                        5,081        5,754,233
   9.25%, 9/15/27 (c)                                    14,204       18,216,630
   10.75%, 9/19/13                                        8,758       10,881,815
   13.625%, 8/15/18                                       4,925        7,547,562
                                                                  --------------
                                                                      53,164,411
                                                                  --------------
Total Sovereign Debt Obligations
   (cost $783,808,288)                                               868,736,183
                                                                  --------------
CORPORATE DEBT OBLIGATIONS - 11.3%
Brazil - 0.5%
Banco BMG SA
   9.15%, 1/15/16 (d)                                     3,300        3,319,800
Vale Overseas Ltd.
   6.875%, 11/21/36                                       1,716        1,760,009
                                                                  --------------
                                                                       5,079,809
                                                                  --------------
China - 0.4%
Chaoda Modern Agriculture
   7.75%, 2/08/10 (d)                                     3,976        3,975,800
                                                                  --------------
Hong Kong - 0.4%
Noble Group Ltd.
   6.625%, 3/17/15 (d)                                    4,731        4,297,456
                                                                  --------------
Jamaica - 0.4%
Digicel Ltd.
   9.25%, 9/01/12 (d)                                     3,416        3,646,580
                                                                  --------------
Kazakhstan - 0.2%
Tengizchevroil Finance Co.
   6.124%, 11/15/14 (d)                                   2,569        2,562,577
                                                                  --------------
Malaysia - 0.2%
Petronas Capital Ltd.
   7.00%, 5/22/12 (d)                                     1,797        1,934,111
                                                                  --------------
Mexico - 0.3%
Monterrey Power SA de CV
   9.625%, 11/15/09 (d)                                   2,526        2,788,744
                                                                  --------------
Netherlands - 0.8%
Alb Finance BV
   9.25%, 9/25/13 (d)                                     1,885        1,861,438
Kazkommerts International BV
   8.50%, 4/16/13 (d)                                     3,000        3,221,250
Mobifon Holdings BV
   12.50%, 7/31/10                                        3,075        3,397,918
                                                                  --------------
                                                                       8,480,606
                                                                  --------------

Panama - 0.3%
MMG Fiduciary (AES El Salvador)
   6.75%, 2/01/16 (d)                                     3,100        3,083,629
                                                                  --------------
Peru - 0.2%
IIRSA Norte Finance Ltd.
   8.75%, 5/30/24 (d)                                     1,650        1,934,625
                                                                  --------------
Russia - 6.4%
Alfa Bond Issuance PLC for OJC Alfa Bank
   8.625%, 12/09/15 (a)                                   2,360        2,374,160
Citigroup (JSC Severstal)
   9.25%, 4/19/14 (d)                                     2,256        2,442,097
Evraz Group SA
   8.25%, 11/10/15 (d)                                    3,933        4,046,074
Gallery Capital SA
   10.125%, 5/15/13 (d)                                   2,567        2,541,946
Gazprom OAO
   9.625%, 3/01/13 (d)                                   27,760       33,173,200
Gazprombank
   6.50%, 9/23/15                                         1,950        1,945,125
Gazstream SA
   5.625%, 7/22/13 (d)                                    1,799        1,790,560
Mobile Telesystems Finance
   9.75%, 1/30/08 (d)                                     5,390        5,582,625
Russian Standard Finance
   7.50%, 10/07/10 (d)                                    3,412        3,288,315
TNK-BP Finance SA
   7.50%, 7/18/16 (d)                                     5,777        6,158,205
Tyumen Oil Co.
   11.00%, 11/06/07 (d)                                   1,075        1,114,775
                                                                  --------------
                                                                      64,457,082
                                                                  --------------
South Korea - 0.1%
C&M Finance Ltd.
   8.10%, 2/01/16 (d)                                     1,405        1,443,637
                                                                  --------------
Ukraine - 0.3%
Kyivstar
   7.75%, 4/27/12 (d)                                       900          936,000
   10.375%, 8/17/09 (d)                                   1,800        1,968,750
                                                                  --------------
                                                                       2,904,750
                                                                  --------------
United States - 0.8%
Freeport-McMoran Copper & Gold, Inc.
   10.125%, 2/01/10                                       4,800        5,046,000
Southern Copper Corp.
   7.50%, 7/27/35                                         3,000        3,252,861
                                                                  --------------
                                                                       8,298,861
                                                                  --------------
Total Corporate Debt Obligations
   (cost $111,823,161)                                               114,888,267
                                                                  --------------

                                                         Shares
                                                      ---------
WARRANTS - 0.2%
Central Bank of Nigeria, expiring
   11/15/20 (g)                                           9,500        1,805,000
                                                                  --------------
Republic of Venezuela, expiring 4/15/20 (g)              25,000                0
Total Warrants
   (cost $0)                                                           1,805,000
                                                                  --------------

                                                      Principal
                                                         Amount
                                                          (000)
                                                      ---------
SHORT-TERM INVESTMENTS - 9.7%
Time Deposit - 9.7%
The Bank of New York
   4.25%, 1/02/07                                           500          500,000
Societe Generale
   5.25%, 1/02/07                                        97,800       97,800,000
                                                                  --------------
Total Short-Term Investments
   (cost $98,300,000)                                                 98,300,000
                                                                  --------------
Total Investments - 106.9%
   (cost $993,931,449)                                             1,083,729,450
Other assets less liabilities - (6.9)%                              (70,171,068)
                                                                  --------------
Net Assets - 100.0%                                               $1,013,558,382
                                                                  --------------

CREDIT DEFAULT SWAP CONTRACTS

                            Notional                              Unrealized
Swap Counterparty &          Amount    Interest   Termination    Appreciation/
Referenced Obligation        (000)       Rate         Date      (Depreciation)
------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global
   Markets, Inc.
   (Republic of Hungary      $ 3,075     0.50%      11/26/13      $  (37,836)
JPMorgan Chase
   (Federal Republic of
   Hungary 4.75%              11,300     0.30       10/20/15          37,283

Sale Contracts:
Citigroup Global
   Markets, Inc. (Federal
   Republic of Brazil         19,047     1.98       4/20/07          179,311
Citigroup Global
   Markets, Inc. (Federal
   Republic of Brazil         18,840     3.09       8/20/10        1,677,309
Citigroup Global
   Markets, Inc.
   (Republic of Colombia       8,600     1.13       1/20/07           49,670

                              Notional                              Unrealized
Swap Counterparty &            Amount    Interest   Termination    Appreciation/
Referenced Obligation          (000)       Rate         Date      (Depreciation)
---------------------------  ---------------------------------------------------
Sale Contracts:
Citigroup Global
   Markets, Inc.
   (Republic of
   Philippines 10.625%         $ 4,070      4.95%     3/20/09       $  379,705
Credit Suisse First
   Boston (Federal
   Republic of
   Venezuela 9.25%              13,570      3.17      10/20/15       1,222,817
Credit Suisse Markets,
   Inc. (Federal Republic
   of Brazil 12.25%              5,800      6.90      6/20/07          195,870
Deutsche Bank AG
   London (Federal
   Republic of Brazil           19,047      1.90      4/20/07          171,559
JPMorgan Chase (OAO
   Gazprom 10.50%               12,210      1.04      10/20/10         177,111
Morgan Stanley
   (Federal Republic of
   Brazil 10.125%                7,200     17.75      2/13/08        1,884,303

REVERSE REPURCHASE AGREEMENTS

Broker                                   Interest Rate   Maturity      Amount
--------------------------------------------------------------------------------
JP Morgan Chase & Co.                         3.05%      12/31/07   $  5,136,506
JP Morgan Chase & Co.                         4.50       12/31/07      2,062,721
JP Morgan Chase & Co.                         4.80       12/31/07     22,442,842
JP Morgan Chase & Co.                         4.85       12/31/07      3,133,308
JP Morgan Chase & Co.                         4.85       12/31/07     19,409,552
JP Morgan Chase & Co.                         5.00       12/31/07     15,360,930
JP Morgan Chase & Co.                         5.00       12/31/07      5,845,861
JP Morgan Chase & Co.                         5.00       12/31/07     13,627,624
JP Morgan Chase & Co.                         5.00       12/31/07      9,096,371
JP Morgan Chase & Co.                         5.15       12/31/07     10,748,754
UBS AG London                                 5.00       12/31/07      9,875,396
UBS AG London                                 5.10       12/31/07      5,730,898
                                                                    ------------
                                                                    $122,470,763
                                                                    ------------

*    Formerly Alliance World Dollar Government Fund II

(a)  Variable rate coupon, rate shown as of December 31, 2006.

(b) Floating Rate Security. Stated interest rate was in effect at December 31, 2006.

(c) Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $142,912,998.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate market value of these securities amounted to $237,855,097 or 23.5% of net assets.

(e) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2006.

(f)  Pay-In-Kind Payments (PIK).

(g)  Non-income producing security.

Currency Abbreviations:
BRL   -   Brazilian Real

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.   DESCRIPTION OF EXHIBIT
     -----------   ----------------------
     3 (a) (1)     Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

     3 (a) (2)     Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: February 22, 2007


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: February 22, 2007


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